MERRILL LYNCH
S&P 500
INDEX FUND

Merrill Lynch
Index Funds, Inc.

[Graphic Omitted]

STRATEGIC
          Performance

Annual Report
December 31, 1997

                        Merrill Lynch S&P 500 Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Norman R. Harvey, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Jay C. Harbeck, Vice President
Gregory Mark Maunz, Vice President
Eric S. Mitofsky, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax
Information

Of the ordinary income distribution paid by the Merrill Lynch S&P 500 Index Fund to shareholders of record on December 8, 1997, 20.14% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid a long-term capital gain distribution of $0.048095 to shareholders of record on December 8, 1997. Of this amount, 1.90% is subject to the 28% tax rate and 98.10% is subject to the 20% tax rate.

Please retain this information for your records.

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

DEAR INVESTOR

Fiscal Year in Review

High levels of volatility within the US equity market have, to some extent, overshadowed the remarkable performance turned in by the Standard & Poor's 500 Index (S&P 500) during 1997. The Index continued its trend of extraordinary returns that has turned the last 16 years into a bull market of historic proportions. The year ended December 31, 1997 became the third straight year in which the unmanaged S&P 500 produced a total return in excess of 20%. It also became the seventh straight year of positive total returns for the S&P 500, which last produced a negative total return in 1990, and prior to that in 1982. For the three-year period ended December 31, 1997, the S&P 500 had a total return of +125.56%.

The third quarter of 1997 began on a strong note for the S&P 500 as it gained 7.98% in July, easily the best month of the year. Having ended June at a level of 885.14, the S&P 500 finished July at an all-time high of 954.29. Concerns over stronger-than-expected economic growth and rising inflationary pressures led to the market's decline in August, with that month becoming only the second month of 1997 in which the S&P 500 posted a loss. These concerns were alleviated as lower interest rates fueled a powerful rebound in September and resulted in an overall third quarter total return of +7.49% for the Index. By October 7, 1997, the S&P 500 had posted a new all-time high of 983.12.

However, during October, turmoil in the financial and currency markets of the Far East led to a significant and rapid decline in most markets of the world, with the S&P 500 and Dow Jones Industrial Average suffering their biggest one-day point declines in history on October 27, 1997. Although the S&P 500 lost nearly 65 points that day, the rebound on the following day saw it regain much of that loss, as the S&P 500 climbed by nearly 45 points, and posted a loss of 3.30% for the month of October. Inflationary concerns and worries about the situation in Asia appeared to be muted during November, with the S&P 500 rebounding strongly with a total return of +4.59%. This momentum continued into December as long-term interest rates continued their descent toward, and finally through, the 6% level. With the background of a strong bond market rally and continuing inflows into equity mutual funds, the S&P 500 reached a new all-time high of 983.79 on December 5, 1997, which it did not exceed by the end of the year. For the December quarter, the unmanaged S&P 500 earned a +2.88% total return.

Although small-capitalization stocks did show signs of strength during certain periods of 1997, the rally late in the year was heavily concentrated in the larger-capitalization stocks which have powered the S&P 500 advance during most of the last three years. While the total return produced by the Index during the second half of the year was a sizeable +10.59%, much of this six-month period had the S&P 500 fluctuating, sometimes rapidly, in a range between 925 and 965. The gains produced during the first half of 1997 were far stronger at +20.59%. Having ended 1996 at 740.74, the S&P 500 closed 1997 at 970.43, a gain of nearly 230 points for the year. This advance resulted in a total return for 1997 of +33.36%.

Financial stocks contributed most to the extraordinary gains displayed by the S&P 500 during 1997, followed by the consumer staples and capital goods sectors. Unlike the results of the last two years, the technology sector suffered a sharp correction during the fourth quarter of 1997, and badly lagged the overall market for the year. The basic industries sector performed the most poorly during the year ended December 31, 1997, with double-digit declines in metals, chemicals and paper stocks. While smaller-capitalization stocks had periods of outperformance during 1997, the pattern of capitalization-based performance that persisted during the market's extraordinary run in 1995 and 1996 continued last year. The largest 100 stocks strongly outperformed the remaining issues in the S&P 500, and returns got progressively worse as the stocks got smaller in capitalization. For instance, the smallest 100 stocks in the S&P 500 (by market capitalization) underperformed the overall Index by 31.17 percentage points for the year.

The Fund invests all of its assets in Merrill Lynch S&P 500 Index Series (the Series) of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. There are two principal investments made by the Series in its attempt to replicate the returns of the S&P 500. First, the Series holds a fully replicating portfolio of all 500 stocks which comprise the S&P 500. In addition, the Series holds a long position in S&P 500 futures contracts to equitize daily cash flows into the Fund. At December 31, 1997, the Series' equity portfolio was valued at $583,872,599. The Series also held 78 long S&P 500 March 1998 futures contracts. When appropriate opportunities arise, the Series sells these futures contracts and simultaneously purchases a perfectly replicating basket of all 500 stocks in the underlying index. It is the Fund's goal to be 100% invested in the S&P 500 at all times.

Several new equity positions were added to the Series during the second half of 1997, as Standard & Poor's Corp. revised the composition of the Index in response to merger and acquisition activity affecting many of its constituents. Among the new equity positions initiated in the second half of 1997 were:
SunAmerica, Inc. on July 16; Apache Corporation, Anadarko Petroleum Corporation and NextLevel Systems, Inc. on July 25; Owens-Illinois, Inc. and Progressive Corporation on August 1; Huntington Bancshares Inc. and Mirage Resorts, Inc. on August 5 and 6, respectively; State Street Corporation on August 15; Clear Channel Communications, Inc. on August 29; KLA-Tencor Corporation on September 12; HBO & Company on October 22; Synovus Financial Corp. on November 26; BB&T Corporation on December 3; Cincinnati Financial Corporation on December 17; and Omnicom Group, Inc. on December 23.

On December 31, 1997, net asset values per share for the Fund's Class A and Class D Shares were $12.55 and $12.54, respectively. Since inception (April 3,
1997) through December 31, 1997, the Fund's Class A Shares had a total return of +30.80%, based on a change in per share net asset value from $10.00 to $12.55, and assuming reinvestment of $0.485 per share income dividends and $0.048 per share capital gains distributions. Since inception (April 3, 1997) through December 31, 1997, the Fund's Class D Shares had a total return of +30.53%, based on a change in per share net asset value from $10.00 to $12.54, and assuming reinvestment of $0.468 per share income dividends and $0.048 per share capital gains distributions. This compares to the total return of +33.36% for the unmanaged S&P 500 for the same period. (For complete performance information, including aggregate total returns, see pages 4 and 5 of this report to shareholders.)

Cash flow into Merrill Lynch S&P 500 Index Fund continued at a strong pace since the Fund's inception. Combined with the continuing advance in the market, the Fund's net assets exceeded $600 million for the first time at the close of the fiscal year ended December 31, 1997. The Fund's net assets increased by more than ten times the level at the Fund's inception on April 3, 1997, and increased nearly 19% in the fourth quarter alone.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to sharing our investment outlook with you in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Vice President and Portfolio Manager

February 17, 1998


                                      2 & 3

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                                                 Since Inception+   3 Month
                                                    12/31/97  9/30/97  4/03/97+      % Change      % Change
============================================================================================================
ML S&P 500 Index Fund Class A Shares                 $12.55   $12.72    $10.00      +25.98%(1)     -0.96%(1)
------------------------------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares                  12.54    12.70     10.00      +25.88(1)      -0.88(1)
------------------------------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class A Shares--Total Return                                  +30.80(2)      +2.83(2)
------------------------------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares--Total Return                                  +30.53(3)      +2.78(3)
============================================================================================================

+     The Fund commenced operations on April 3, 1997.
(1) Percent change includes reinvestments of $0.048 per share capital gains distributions.
(2) Percent change includes reinvestments of $0.485 per share ordinary income dividends and $0.048 per share capital gains distributions.
(3) Percent change includes reinvestments of $0.468 per share ordinary income dividends and $0.048 per share capital gains distributions.

Total Return
Based on a $10,000
Investment

Class A & Class D Shares

[A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Standard & Poor's 500 Index. Beginning and ending values are:]

                                            4/03/97**                   12/97
ML S&P 500 Index Fund+--Class A Shares*     $10,000                    $13,080
ML S&P 500 Index Fund+--Class D Shares*     $10,000                    $13,053
Standard & Poor's 500++                     $10,000                    $12,990

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Merrill Lynch S&P 500 Index Series of Merrill Lynch Index Trust. The Trust's investments are allocated among common stocks in approximately the same weighting as the S&P 500.
++ This unmanaged broad-based Index is comprised of common stocks. Performance data is from March 31, 1997.

Aggregate
Total Return

                                                     % Return
=============================================================
Class A Shares
=============================================================
Inception (4/03/97) through 12/31/97                  +30.80%
-------------------------------------------------------------

                                                     % Return
=============================================================
Class D Shares
=============================================================
Inception (4/03/97) through 12/31/97                  +30.53%
-------------------------------------------------------------


                                      4 & 5

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND         As of December 31, 1997
===================================================================================================================================
Assets:            Investment in Merrill Lynch S&P 500 Index Series, at value
                    (identified cost--$556,749,518) (Note 1a)...........................................               $602,800,370
                   Receivable from administrator (Note 2)...............................................                     22,452
                   Deferred organization expenses (Note 1d).............................................                     18,553
                   Prepaid registration fees and other assets (Note 1d).................................                     55,387
                                                                                                                       ------------
                   Total assets.........................................................................                602,896,762
                                                                                                                       ------------
===================================================================================================================================
Liabilities:       Payable to distributor (Note 2)......................................................                     34,316
                   Accrued expenses.....................................................................                    279,760
                                                                                                                       ------------
                   Total liabilities ...................................................................                    314,076
                                                                                                                       ------------
===================================================================================================================================
Net Assets:        Net assets...........................................................................               $602,582,686
                                                                                                                       ============
===================================================================================================================================
Net Assets         Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.....               $      3,547
Consist of:        Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.....                      1,257
                   Paid-in capital in excess of par.....................................................                554,487,126
                   Undistributed investment income--net.................................................                     19,451
                   Undistributed realized capital gains on investments from the Series--net.............                  2,020,453
                   Unrealized appreciation on investments from the Series--net..........................                 46,050,852
                                                                                                                       ------------
                   Net assets...........................................................................               $602,582,686
                                                                                                                       ============
===================================================================================================================================
Net Asset          Class A--Based on net assets of $445,015,646 and 35,473,242 shares outstanding.......               $      12.55
Value:                                                                                                                 ============
                   Class D--Based on net assets of $157,567,040 and 12,565,103 shares outstanding.......               $      12.54
                                                                                                                       ============
===================================================================================================================================

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND         For the Period April 3, 1997+ to December 31, 1997
===================================================================================================================================
Investment Income  Investment income allocated from the Series..........................................               $ 6,268,736
 (Note 1b):        Expenses allocated from the Series...................................................                  (345,174)
                                                                                                                       ------------
                   Net investment income from the Series................................................                 5,923,562
                                                                                                                       ------------
===================================================================================================================================
Expenses:          Administration fee (Note 2)..........................................................  $  594,524
                   Registration fees (Note 1d)..........................................................     346,960
                   Account maintenance fee--Class D (Note 2)............................................     202,649
                   Transfer agent fees (Note 2).........................................................     171,551
                   Printing and shareholder reports.....................................................      47,114

                   Professional fees....................................................................      20,000
                   Amortization of organization expenses (Note 1d)......................................      15,063
                   Accounting services (Note 2).........................................................       1,500
                   Directors' fees and expenses.........................................................         200
                   Other................................................................................       1,117
                                                                                                          ----------
                   Total expenses before reimbursement..................................................   1,400,678
                   Reimbursement of expenses (Note 2)...................................................    (355,750)
                                                                                                          ----------
                   Total expenses after reimbursement...................................................                  1,044,928
                                                                                                                       ------------
                   Investment income--net...............................................................                  4,878,634
                                                                                                                       ------------
===================================================================================================================================
Realized &         Realized gain on investments from the Series--net....................................                 20,857,038
Unrealized         Unrealized appreciation on investments from the Series--net..........................                 46,050,852
Gain from the                                                                                                          ------------
Series--Net:       Net Increase in Net Assets Resulting from Operations.................................               $ 71,786,524
                                                                                                                       ============
===================================================================================================================================

                 + Commencement of operations.
                   See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                       For the Period
S&P 500                                                                                                            April 3, 1997+ to
INDEX FUND         Increase (Decrease) in Net Assets:                                                              December 31, 1997
===================================================================================================================================
Operations:        Investment income--net..........................................................................    $  4,878,634
                   Realized gain on investments from the Series--net...............................................      20,857,038
                   Unrealized appreciation on investments from the Series--net.....................................      46,050,852
                                                                                                                       ------------
                   Net increase in net assets resulting from operations............................................      71,786,524
                                                                                                                       ------------
===================================================================================================================================
Dividends &        Investment income--net
Distributions to     Class A.......................................................................................      (3,734,820)
Shareholders         Class D.......................................................................................      (1,124,363)
 (Note 1e):        Realized gain on investments from the Series--net
                     Class A.......................................................................................     (13,898,161)
                     Class D.......................................................................................      (4,938,424)
                                                                                                                       ------------
                   Net decrease in net assets resulting from dividends and distributions to shareholders...........     (23,695,768)
                                                                                                                       ------------
===================================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions..............................     554,466,930
Transactions                                                                                                           ------------
(Note 4):
===================================================================================================================================
Net Assets:        Total increase in net assets....................................................................     602,557,686
                   Beginning of period.............................................................................          25,000
                                                                                                                       ------------
                   End of period*..................................................................................    $602,582,686
                                                                                                                       ============
===================================================================================================================================
                  *Undistributed investment income--net............................................................    $     19,451
                                                                                                                       ============
===================================================================================================================================

                 + Commencement of operations.
                   See Notes to Financial Statements.


                                      6 & 7

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios have been derived                For the Period
MERRILL LYNCH       from information provided in the financial statements.                 April 3, 1997+ to
S&P 500                                                                                    December 31, 1997
INDEX FUND          Increase (Decrease) in Net Asset Value:                             Class A        Class D
==================================================================================================================
Per Share           Net asset value, beginning of period ...........................   $  10.00        $  10.00
Operating                                                                              --------        --------
Performance:        Investment income--net .........................................        .11             .11
                    Realized and unrealized gain on investments from the Series--net       2.97            2.95
                                                                                       --------        --------
                    Total from investment operations ...............................       3.08            3.06
                                                                                       --------        --------
                    Less dividends and distributions:
                      Investment income--net .......................................       (.11)           (.10)
                      Realized gain on investments from the Series--net ............       (.42)           (.42)
                                                                                       --------        --------
                    Total dividends and distributions ..............................       (.53)           (.52)
                                                                                       --------        --------
                    Net asset value, end of period .................................   $  12.55        $  12.54
                                                                                       ========        ========
==================================================================================================================
Total Investment    Based on net asset value per share .............................      30.80%++        30.53%++
Return:                                                                                ========        ========
==================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ...............................        .40%*           .65%*
Net Assets:                                                                            ========        ========
                    Expenses++ .....................................................        .57%*           .82%*
                                                                                       ========        ========
                    Investment income--net .........................................       1.71%*          1.47%*
                                                                                       ========        ========
==================================================================================================================
Supplemental Data:  Net assets, end of period (in thousands) .......................   $445,016        $157,567
                                                                                       ========        ========
==================================================================================================================

                  + Commencement of operations.
                 ++ Includes the Fund's share of the Series' allocated expenses.
                  * Annualized.
                 ++ Aggregate total investment return.
                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments - Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses - Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions - Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions - Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner.

The Fund pays a monthly fee at an annual rate of 0.20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 3, 1997 to December 31, 1997, MLAM earned fees of $594,524, of which $338,405 was voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $17,345.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the period April 3, 1997 to December 31, 1997 were $541,453,952 and $11,485,034, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $554,466,930 for the period April 3, 1997 to December 31, 1997.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                                      Dollar
April 3, 1997+ to December 31, 1997              Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................   37,854,298      $438,112,086
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........................    1,361,172        17,164,377
                                                ----------      ------------
Total issued ................................   39,215,470       455,276,463
Shares redeemed .............................   (3,743,478)      (45,298,859)
                                                ----------      ------------
Net increase ................................   35,471,992      $409,977,604
                                                ==========      ============
--------------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Period                                      Dollar
April 3, 1997+ to December 31, 1997              Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................   16,128,798      $187,590,003
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........................      366,327         4,615,723
                                                ----------      ------------
Total issued ................................   16,495,125       192,205,726
Shares redeemed .............................   (3,931,272)      (47,716,400)
                                                ----------      ------------
Net increase ................................   12,563,853      $144,489,326
                                                ==========      ============
--------------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


                                      8 & 9

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch S&P 500 Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.)as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 3, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1998

SCHEDULE OF INVESTMENTS

Common
Stocks

  Merrill Lynch S&P 500 Index Series
  ------------------------------------------------------------------------------
                                                     Shares              Value
  Issue                                               Held             (Note 1a)
================================================================================
+ 3Com Corporation..............................     26,738            $ 934,159
  ALLTEL Corporation............................     14,325              588,220
+ ALZA Corporation..............................      6,600              209,963
  AMP Inc.......................................     17,005              714,210
+ AMR Corporation...............................      7,046              905,411
  ASARCO Inc....................................      3,119               69,983
  AT&T Corp.....................................    125,542            7,689,448
  Abbott Laboratories...........................     59,119            3,875,989
  Adobe Systems Inc.............................      5,629              231,493
+ Advanced Micro Devices, Inc...................     10,958              196,559
  Aeroquip-Vickers Inc..........................      2,161              106,024
  Aetna, Inc....................................     11,485              810,410
  Ahmanson (H.F.) & Company.....................      7,297              488,443
  Air Products and Chemicals, Inc...............      8,475              697,069
+ AirTouch Communications, Inc..................     39,014            1,621,519
  Alberto-Culver Company (Class B)..............      4,321              138,542
  Albertson's, Inc..............................     18,979              899,130
  Alcan Aluminium Ltd...........................     17,539              484,515
  Allegheny Teledyne, Inc.......................     13,469              348,510
  Allergan, Inc.................................      5,044              169,289
  AlliedSignal, Inc.............................     43,601            1,697,714
  Allstate Corporation..........................     33,143            3,011,870
  Aluminum Company of America...................     13,330              938,099
  Amerada Hess Corporation......................      7,085              388,789
  American Electric Power Company, Inc..........     14,655              756,564
  American Express Company......................     35,923            3,206,128
  American General Corporation..................     18,826            1,017,781
  American Greetings Corporation
    (Class A)...................................      5,691              222,660
  American Home Products Corp...................     50,213            3,841,295
  American International Group, Inc.............     54,220            5,896,425
  American Stores Company.......................     21,102              433,910
  Ameritech Corporation.........................     42,298            3,404,989
  Amgen Inc.....................................     20,343            1,101,065
  Amoco Corporation.............................     37,636            3,203,765
  Anadarko Petroleum Corporation................      4,604              279,405
+ Andrew Corporation............................      7,008              168,192
  Anheuser-Busch Companies, Inc.................     37,869            1,666,236
  Aon Corporation...............................     12,962              759,897
  Apache Corporation............................      6,969              244,351
+ Apple Computer, Inc...........................      9,834              129,071
+ Applied Materials, Inc........................     28,158              848,260
  Archer-Daniels-Midland Company................     43,093              934,579
+ Armco Inc.....................................      8,345             $ 41,203
  Armstrong World Industries, Inc...............      3,162              236,360
  Ashland Inc...................................      5,798              311,280
  Atlantic Richfield Company....................     24,776            1,985,177
  Autodesk, Inc.................................      3,736              138,232
  Automatic Data Processing, Inc................     22,628            1,388,794
+ AutoZone, Inc.................................     11,663              338,227
  Avery Dennison Corporation....................      7,932              354,957
  Avon Products, Inc............................     10,222              627,375
  BB&T Corporation..............................     10,590              678,422
  Baker Hughes, Inc.............................     13,032              568,521
  Ball Corporation..............................      2,344               82,773
  Baltimore Gas and Electric Company............     11,388              387,904
  Banc One Corporation..........................     45,367            2,463,995
  Bank of New York Co., Inc. (The)..............     29,113            1,683,095
  BankAmerica Corporation.......................     53,599            3,912,727
  BankBoston Corporation........................     11,251            1,056,891
  Bankers Trust NY Corporation..................      7,571              851,264
  Bard (C.R.), Inc..............................      4,405              137,932
  Barnett Banks, Inc............................     14,907            1,071,441
  Barrick Gold Corporation......................     28,803              536,456
  Battle Mountain Gold Company..................     17,749              104,275
  Bausch & Lomb Inc.............................      4,279              169,555
  Baxter International, Inc.....................     21,645            1,091,720
+ Bay Networks, Inc.............................     16,354              418,049
  Becton, Dickinson & Company...................      9,453              472,650
  Bell Atlantic Corporation.....................     60,028            5,462,548
  BellSouth Corporation.........................     76,643            4,315,959
  Bemis Company, Inc............................      4,066              179,158
  Beneficial Corporation........................      4,101              340,896
+ Bethlehem Steel Corporation...................      8,696               75,003
  Biomet, Inc...................................      8,598              220,324
  Black & Decker Corporation (The)..............      7,328              286,250
  Block (H & R), Inc............................      8,023              359,531
  Boeing Company (The)..........................     77,261            3,780,960
  Boise Cascade Corporation.....................      4,345              131,436
+ Boston Scientific Corporation.................     15,042              690,052
  Briggs & Stratton Corporation.................      1,953               94,843
  Bristol-Myers Squibb Co.......................     76,850            7,271,931
  Brown-Forman Corporation (Class B)............      5,321              293,985
  Browning-Ferris Industries, Inc...............     15,263              564,731
  Brunswick Corporation.........................      7,670              232,497
  Burlington Northern Santa Fe Corp.............     12,072            1,121,942


                                     10 & 11

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

Common
Stocks
(continued)

  Merrill Lynch S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                     Shares              Value
  Issue                                               Held             (Note 1a)
================================================================================
  Burlington Resources Inc......................     13,645            $ 611,467
  CBS Corporation...............................     54,414            1,601,812
  CIGNA Corporation.............................      5,752              995,456
  CINergy Corporation...........................     12,165              466,072
  CPC International Inc.........................     11,080            1,193,870
  CSX Corporation...............................     16,864              910,656
  CVS Corporation...............................     13,283              850,942
+ Cabletron Systems, Inc........................     12,177              182,655
  Caliber System, Inc...........................      3,013              146,695
  Campbell Soup Company.........................     35,363            2,055,474
  Cardinal Health, Inc..........................      8,451              634,881
  Carolina Power & Light Company................     11,620              493,124
  Case Corporation..............................      5,804              350,779
  Caterpillar, Inc..............................     28,774            1,397,337
+ Cendant Corporation...........................     61,144            2,101,825
  Centex Corporation............................      2,291              144,190
  Central and South West Corporation............     16,403              443,906
+ Ceridian Corporation..........................      5,867              268,782
  Champion International Corp...................      7,430              336,672
+ Charming Shoppes, Inc.........................      8,190               38,391
  Chase Manhattan Corp. (The)...................     32,575            3,566,963
  Chevron Corporation...........................     50,761            3,908,597
  Chrysler Corporation..........................     51,205            1,801,776
  Chubb Corporation.............................     13,152              994,620
  Cincinnati Financial Corporation..............      4,213              592,980
  Cincinnati Milacron Inc.......................      3,072               79,680
  Circuit City Stores--Circuit City Group.......      7,629              271,306
+ Cisco Systems, Inc............................     77,770            4,335,650
  Citicorp......................................     35,310            4,464,508
+ Clear Channel Communications, Inc.............      7,573              601,580
  Clorox Company................................      7,981              630,998
  Coastal Corporation (The).....................      8,186              507,020
  Coca-Cola Company.............................    191,161           12,736,102
  Cognizant Corporation.........................     12,533              558,502
  Colgate-Palmolive Company.....................     22,863            1,680,431
  Columbia Gas System, Inc. (The)...............      4,266              335,148
  Columbia/HCA Healthcare Corp..................     50,051            1,482,761
  Comcast Corporation (Class A).................     26,942              850,357
  Comerica, Inc.................................      8,120              732,830
  Compaq Computer Corporation...................     58,510            3,302,158
  Computer Associates International, Inc........     42,254            2,234,180
+ Computer Sciences Corporation.................      6,001              501,084
  ConAgra, Inc..................................     36,480            1,197,000
  Conseco, Inc..................................     14,562              661,661
  Consolidated Edison Company of
   New York, Inc................................     18,130              743,330
  Consolidated Natural Gas Company..............      7,379              446,430
  Cooper Industries, Inc........................      9,353              458,297
  Cooper Tire & Rubber Company..................      6,092              148,493
  Coors (Adolph) Company (Class B)..............      2,898               96,359
  CoreStates Financial Corp.....................     15,289            1,224,076
  Corning, Inc..................................     17,867              663,312
+ Costco Companies, Inc.........................     16,413              732,430
  Countrywide Credit Industries, Inc............      8,342              357,663
  Crane Co......................................      3,538              153,461
  Crown Cork & Seal Company, Inc................      9,906              496,538
  Cummins Engine Co., Inc.......................      2,952              174,353
  Cyprus Amax Minerals Co.......................      7,203              110,746
+ DSC Communications Corporation................      9,116              218,784
  DTE Energy Company............................     11,195              388,327
  Dana Corporation..............................      8,117              385,558
  Darden Restaurants, Inc.......................     11,820              147,750
+ Data General Corporation......................      3,695               64,432
  Dayton Hudson Corp............................     16,854            1,137,645
  Deere & Company...............................     19,470            1,135,344
+ Dell Computer Corporation.....................     25,230            2,119,320
  Delta Air Lines, Inc..........................      5,720              680,680
  Deluxe Corporation............................      6,287              216,902
+ Digital Equipment Corporation.................     11,423              422,651
  Dillard's Inc. (Class A)......................      8,549              301,352
  Disney (Walt) Company (The)...................     52,169            5,167,992
  Dominion Resources, Inc.......................     14,448              614,943
  Donnelley (R.R.) & Sons Co....................     11,308              421,223
  Dover Corporation.............................     17,175              620,447
  Dow Chemical Company (The)....................     17,526            1,778,889
  Dow Jones & Company, Inc......................      7,419              398,308
  Dresser Industries, Inc.......................     13,565              568,882
  Duke Energy Corporation.......................     27,776            1,538,096
  Dun & Bradstreet Corp. (The)..................     13,159              407,107
  duPont (E.I.) de Nemours & Company............     87,462            5,253,186
  EG & G, Inc...................................      3,532               73,510
+ EMC Corporation...............................     38,332            1,051,734
  Eastern Enterprises...........................      1,567               70,515
  Eastman Chemical Company......................      6,060              360,949
  Eastman Kodak Company.........................     25,112            1,527,124
  Eaton Corporation.............................      5,954              531,395
  Echlin Inc....................................      4,868              176,161
+ Echo Bay Mines Ltd............................     10,750               26,203
  Ecolab Inc....................................      4,991              276,689
  Edison International..........................     29,483              801,569
  Emerson Electric Co...........................     34,248            1,932,872
  Engelhard Corporation.........................     11,166            $ 194,009
  Enron Corp....................................     24,579            1,021,565
  Entergy Corporation...........................     18,853              564,412
  Equifax Inc...................................     11,607              411,323
  Exxon Corporation++...........................    190,596           11,662,093
+ FMC Corporation...............................      2,870              193,187
  FPL Group, Inc................................     14,090              833,952
+ Federal Express Corporation...................      8,881              542,296
  Federal Home Loan Mortgage
   Corporation..................................     53,708            2,252,379
  Federal National Mortgage Association.........     81,986            4,678,326
+ Federated Department Stores, Inc..............     16,196              697,440
  Fifth Third BanCorp...........................     11,901              972,907
  First Chicago NBD Corporation.................     22,486            1,877,581
  First Data Corporation........................     33,084              967,707
  First Union Corporation.......................     48,495            2,485,369
+ FirstEnergy Corp..............................     17,762              515,098
  Fleet Financial Group, Inc....................     19,308            1,446,893
  Fleetwood Enterprises, Inc....................      2,748              116,618
  Fluor Corporation.............................      6,479              242,153
  Ford Motor Company............................     92,750            4,515,766
  Fort James Corporation........................     16,139              617,317
  Fortune Brands Inc............................     13,277              492,079
  Foster Wheeler Corporation....................      3,134               84,814
  Freeport-McMoRan Copper &
   Gold Co., Inc. (Class B).....................     14,948              235,431
  Frontier Corporation..........................     12,688              305,305
+ Fruit of the Loom, Inc. (Class A).............      5,658              144,986
  GPU, Inc......................................      9,299              391,720
  GTE Corporation...............................     74,011            3,867,075
  Gannett Co., Inc..............................     21,891            1,353,137
  Gap, Inc. (The)...............................     31,060            1,100,706
  General Dynamics Corporation..................      4,840              418,358
  General Electric Company......................    252,957           18,560,720
  General Mills, Inc............................     12,230              875,974
  General Motors Corporation....................     54,666            3,314,126
  General Re Corporation........................      6,062            1,285,144
  General Signal Corporation....................      3,861              162,886
  Genuine Parts Company.........................     13,811              468,711
  Georgia-Pacific Corporation...................      7,158              434,849
  Giant Food Inc. (Class A).....................      4,647              156,546
  Gillette Company (The)........................     43,289            4,347,839
  Golden West Financial Corporation.............      4,415              431,842
  Goodrich (B.F.) Company (The).................      5,551              230,020
  Goodyear Tire & Rubber Co. (The)..............     12,087              769,035
  Grace (W.R.) & Co.............................      5,738              461,550
  Grainger (W.W.), Inc..........................      3,840              373,200
  Great Atlantic & Pacific Tea Co., Inc.........      2,949               87,548
  Great Lakes Chemical Corporation..............      4,625              207,547
  Green Tree Financial Corporation..............     10,539              275,990
  Guidant Corporation...........................     11,437              711,953
  HBO & Company.................................     15,445              741,360
+ HEALTHSOUTH Corporation.......................     30,425              844,294
  Halliburton Company...........................     20,248            1,051,631
  Harcourt General, Inc.........................      5,471              299,537
  Harland (John H.) Company (The)...............      2,382               50,022
  Harnischfeger Industries, Inc.................      3,801              134,223
+ Harrah's Entertainment, Inc...................      7,795              147,131
  Harris Corporation............................      6,169              283,003
  Hartford Financial Services
   Group, Inc. (The)............................      9,124              853,664
  Hasbro, Inc...................................      9,805              308,858
  Heinz (H.J.) Company..........................     28,380            1,442,059
  Helmerich & Payne, Inc........................      1,925              130,659
  Hercules Inc..................................      7,466              373,767
  Hershey Foods Corporation.....................     11,051              684,471
  Hewlett-Packard Company.......................     80,398            5,024,875
  Hilton Hotels Corporation.....................     19,347              575,573
  Home Depot, Inc. (The)........................     56,543            3,328,969
  Homestake Mining Company......................     11,323              100,492
  Honeywell Inc.................................      9,847              674,520
  Household International Inc...................      8,270            1,054,942
  Houston Industries Inc........................     22,030              587,926
+ Humana, Inc...................................     12,643              262,342
  Huntington Bancshares Inc.....................     14,781              532,116
+ ITT Corporation...............................      8,981              744,300
  ITT Industries, Inc...........................      9,127              286,360
  Ikon Office Solutions, Inc....................     10,242              288,056
  Illinois Tool Works, Inc......................     19,262            1,158,128
  Inco Limited..................................     12,917              219,589
  Ingersoll-Rand Company........................     12,814              518,967
  Inland Steel Industries, Inc..................      3,773               64,613
  Intel Corporation.............................    126,450            8,883,113
  International Business Machines Corp..........     75,141            7,856,931
  International Flavors & Fragrances Inc........      8,464              435,896
  International Paper Company...................     23,356            1,007,228
  Interpublic Group of Companies, Inc...........      9,735              484,925
  Jefferson-Pilot Corporation...................      5,458              425,042
  Johnson & Johnson.............................    103,947            6,847,509
  Johnson Controls, Inc.........................      6,439              307,462
  Jostens, Inc..................................      2,994               69,049


                                     12 & 13

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

Common
Stocks
(continued)

  Merrill Lynch S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                     Shares              Value
  Issue                                               Held             (Note 1a)
================================================================================
+ KLA-Tencor Corporation........................      6,540           $  252,607
  Kaufman and Broad Home Corporation............      2,997               67,245
  Kellogg Company...............................     31,759            1,576,040
  Kerr-McGee Corporation........................      3,714              235,143
  KeyCorp Limited...............................     16,980            1,202,396
  Kimberly-Clark Corporation....................     42,309            2,086,363
  King World Productions, Inc...................      2,834              163,664
+ Kmart Corporation.............................     37,699              435,895
  Knight-Ridder, Inc............................      6,527              339,404
  Kroger Co. (The)..............................     19,699              727,632
+ LSI Logic Corporation.........................     10,941              216,085
  Laidlaw, Inc. (Class B).......................     25,383              345,843
  Lilly (Eli) & Company.........................     85,741            5,969,717
  Limited, Inc. (The)...........................     21,016              535,908
  Lincoln National Corporation..................      7,873              615,078
  Liz Claiborne, Inc............................      5,165              215,962
  Lockheed Martin Corporation...................     14,985            1,476,022
  Loews Corporation.............................      8,874              941,753
  Longs Drug Stores Corporation.................      3,009               96,664
  Louisiana-Pacific Corporation.................      8,466              160,854
  Lowe's Companies, Inc.........................     13,490              643,304
  Lucent Technologies, Inc......................     49,560            3,958,605
  MBIA, Inc.....................................      6,892              460,472
  MBNA Corporation..............................     38,738            1,058,032
  MCI Communications Corporation................     53,833            2,304,725
  MGIC Investment Corp..........................      8,814              586,131
  Mallinckrodt Inc..............................      5,637              214,206
  Manor Care, Inc...............................      4,913              171,955
  Marriott International, Inc...................      9,828              680,589
  Marsh & McLennan Companies, Inc...............     13,128              978,856
  Masco Corporation.............................     12,741              648,198
  Mattel, Inc...................................     22,432              835,592
  May Department Stores Company (The)...........     17,876              941,842
  Maytag Corporation............................      7,340              273,874
  McDermott International, Inc..................      4,329              158,550
  McDonald's Corporation........................     53,179            2,539,297
  McGraw-Hill Companies, Inc....................      7,680              568,320
  Mead Corporation (The)........................      8,105              226,940
  Medtronic, Inc................................     36,251            1,896,380
  Mellon Bank Corporation.......................     19,676            1,192,857
  Mercantile Stores Company, Inc................      2,838              172,763
  Merck & Co., Inc..............................     92,616            9,840,450
  Meredith Corporation..........................      4,127              147,282
  Merrill Lynch & Co., Inc......................     25,750            1,878,141
+ Micron Technology, Inc........................     16,335              424,710
+ Microsoft Corporation++.......................     93,267           12,054,760
  Millipore Corporation.........................      3,349              113,657
  Minnesota Mining &
   Manufacturing Company........................     31,586            2,592,026
+ Mirage Resorts, Inc...........................     13,866              315,451
  Mobil Corporation.............................     60,629            4,376,656
  Monsanto Company..............................     45,833            1,924,986
  Moore Corporation Limited
   (NY Registered Shares).......................      6,852              103,636
  Morgan (J.P.) & Co., Inc......................     13,730            1,549,774
  Morgan Stanley, Dean Witter,
   Discover and Co. Inc.........................     45,789            2,707,275
  Morton International, Inc.....................     10,285              353,547
  Motorola, Inc.................................     46,140            2,632,864
  NACCO Industries Inc. (Class A)...............        631               67,635
  NICOR Inc.....................................      3,750              158,203
  Nalco Chemical Company........................      5,172              204,617
  National City Corporation.....................     16,515            1,085,861
+ National Semiconductor Corporation............     12,615              327,202
  National Service Industries, Inc..............      3,339              165,489
  NationsBank Corporation.......................     54,984            3,343,714
+ Navistar International Corporation............      5,817              144,334
  New York Times Company
   (Class A) (The)..............................      7,423              490,846
  Newell Co.....................................     12,265              521,262
  Newmont Mining Corporation....................     12,094              355,261
+ NextLevel Systems, Inc........................     11,432              204,347
+ Niagara Mohawk Power Corp.....................     11,138              116,949
  Nike Inc. (Class B)...........................     22,448              881,084
  Nordstrom, Inc................................      5,963              360,016
  Norfolk & Southern Corporation................     29,143              897,969
  Northern States Power Company.................      5,754              335,170
  Northern Telecom Limited......................     20,248            1,802,072
  Northrop Grumman Corporation..................      5,125              589,375
  Norwest Corporation...........................     58,380            2,254,927
+ Novell, Inc...................................     27,019              202,642
  Nucor Corporation.............................      6,773              327,221
  ONEOK, Inc....................................      2,373               95,810
  Occidental Petroleum Corporation..............     26,183              767,489
  Omnicom Group, Inc............................     12,520              530,535
+ Oracle Corporation............................     75,785            1,690,953
+ Oryx Energy Company...........................      8,171              208,360
  Owens-Corning Fiberglass Corp.................      4,116              140,458
+ Owens-Illinois, Inc...........................     10,838              411,167
  PACAAR, Inc...................................      6,000              315,000
  PECO Energy Company...........................     17,170              416,372
  PG & E Corporation............................     33,867          $ 1,030,827
  PNC Bank Corp.................................     23,576            1,345,305
  PP&L Resources, Inc...........................     12,821              306,903
  PPG Industries, Inc...........................     13,767              786,440
  PacifiCorp....................................     22,921              626,030
  Pacific Enterprises, Inc......................      6,438              242,230
  Pall Corporation..............................      9,826              203,275
+ Parametric Technology Corporation.............      9,836              465,980
  Parker-Hannifin Corporation...................      8,614              395,167
  Penney (J.C.) Company, Inc....................     19,318            1,165,117
  Pennzoil Co...................................      3,670              245,202
  Peoples Energy Corporation....................      2,699              106,273
  Pep Boys-Manny, Moe & Jack (The)..............      4,881              116,534
  PepsiCo, Inc..................................    117,259            4,272,625
  Perkin-Elmer Corporation (The)................      3,372              239,623
  Pfizer Inc....................................     99,959            7,453,193
  Pharmacia & Upjohn Inc........................     39,219            1,436,396
  Phelps Dodge Corporation......................      4,542              282,739
  Philip Morris Companies, Inc..................    187,387            8,490,973
  Phillips Petroleum Company....................     20,319              988,011
  Pioneer Hi-Bred International, Inc............      5,081              544,937
  Pitney Bowes Inc..............................     11,193            1,006,670
  Placer Dome, Inc..............................     18,474              234,389
  Polaroid Corporation..........................      3,492              170,017
  Potlatch Corporation..........................      2,229               95,847
  Praxair, Inc..................................     12,190              548,550
  Procter & Gamble Company (The)................    103,880            8,290,922
  Progressive Corporation.......................      5,568              667,464
  Providian Financial Corporation...............      7,353              332,264
  Public Service Enterprise Group, Inc..........     17,924              567,967
  Pulte Corporation.............................      1,638               68,489
  Quaker Oats Company (The).....................     10,703              564,583
  Ralston Purina Company........................      8,207              762,738
  Raychem Corporation...........................      6,645              286,150
  Raytheon Company (Class A)....................     12,913              636,772
  Raytheon Company (Class B)....................     13,288              671,044
+ Reebok International Ltd......................      4,314              124,297
  Republic of New York Corp.....................      4,234              483,470
  Reynolds Metals Company.......................      5,693              341,580
  Rite Aid Corporation..........................      9,639              565,689
  Rockwell International Corporation............     16,127              842,636
  Rohm & Haas Company...........................      4,731              452,993
+ Rowan Companies, Inc..........................      6,682              203,801
  Royal Dutch Petroleum Co.
   (NY Registered Shares).......................    165,738            8,980,928
  Rubbermaid Inc................................     11,558              288,950
  Russell Corporation...........................      2,816               74,800
  Ryder System, Inc.............................      5,913              193,651
  SAFECO Corporation............................     10,909              530,450
  SBC Communications Inc........................     70,844            5,189,323
  Safety-Kleen Corp.............................      4,494              123,304
  Sara Lee Corporation..........................     37,083            2,088,236
  Schering-Plough Corporation...................     56,554            3,513,417
  Schlumberger Ltd..............................     38,233            3,077,756
  Schwab (Charles) Corporation (The)............     20,527              860,851
  Scientific-Atlanta, Inc.......................      6,097              102,125
+ Seagate Technology, Inc.......................     18,887              363,575
  Seagram Company Ltd. (The)....................     27,551              890,242
  Sears, Roebuck and Co.........................     30,284            1,370,351
  Service Corporation International.............     19,440              718,065
  Shared Medical Systems Corporation............      1,928              127,248
  Sherwin-Williams Company (The)................     13,334              370,018
  Sigma-Aldrich Corporation.....................      7,724              307,029
+ Silicon Graphics, Inc.........................     14,471              179,983
  Snap-on, Inc..................................      4,701              205,081
  Sonat Inc.....................................      6,641              303,826
  Southern Company (The)........................     53,341            1,380,198
  Southwest Airlines Co.........................     16,914              416,507
  Spring Industries, Inc........................      1,555               80,860
  Sprint Corporation............................     33,220            1,947,522
+ St. Jude Medical, Inc.........................      7,101              216,580
  St. Paul Companies, Inc.......................      6,476              531,437
  Stanley Works (The)...........................      6,864              323,895
  State Street Corporation......................     12,403              721,700
+ Stone Container Corporation...................      7,656               79,909
  Sun Company, Inc..............................      5,529              232,564
+ Sun Microsystems, Inc.........................     28,956            1,154,620
  SunAmerica, Inc...............................     15,064              643,986
  SunTrust Banks, Inc...........................     16,298            1,163,270
  SuperValu Stores Inc..........................      4,679              195,933
  Synovus Financial Corp........................     13,492              441,863
  Sysco Corporation.............................     13,219              602,291
  TJX Companies, Inc............................     12,609              433,434
  TRW, Inc......................................      9,518              508,023
  Tandy Corporation.............................      7,990              308,114
  Tektronix, Inc................................      3,914              155,337
+ Tele-Communications, Inc. (Class A)...........     39,202            1,095,206
+ Tellabs, Inc..................................     14,026              741,625
  Temple-Inland Inc.............................      4,397              230,018
+ Tenet Healthcare Corporation..................     23,592              781,485
  Tenneco, Inc..................................     13,181              520,649


                                     14 & 15

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

  SCHEDULE OF INVESTMENTS (concluded)

Common
Stocks
(concluded)

  Merrill Lynch S&P 500 Index Series (concluded)
  ------------------------------------------------------------------------------
                                                     Shares             Value
  Issue                                               Held            (Note 1a)
================================================================================
  Texaco Inc....................................     42,359         $ 2,303,271
  Texas Instruments Inc.........................     30,163           1,357,335
  Texas Utilities Company.......................     19,048             791,682
  Textron Inc...................................     12,738             796,125
+ Thermo Electron Corporation...................     11,696             520,472
  Thomas & Betts Corporation....................      4,245             200,576
  Time Warner Inc...............................     43,269           2,682,678
  Times Mirror Company (The) (Class A)..........      7,392             454,608
  Timken Company (The)..........................      4,868             167,337
  Torchmark Corporation.........................     10,822             455,200
+ Toys `R' Us, Inc..............................     22,074             693,951
  Transamerica Corporation......................      4,886             520,359
  Travelers Group, Inc..........................     88,633           4,775,103
  Tribune Company...............................      9,484             590,379
+ Tricon Global Restaurants, Inc................     11,730             340,903
  Tupperware Corporation........................      4,715             131,431
  Tyco International Ltd........................     41,155           1,854,547
  U S West Communications Group, Inc............     37,342           1,685,058
+ U S West Media Group Inc......................     46,920           1,354,815
  UNUM Corporation..............................     10,724             583,117
  US Bancorp....................................     18,936           2,119,648
+ USAirways Group, Inc..........................      7,055             440,937
  USF & G Corporation...........................      8,708             192,120
  UST Inc.......................................     14,242             526,064
  USX-Marathon Group, Inc.......................     22,292             752,355
  USX-US Steel Group, Inc.......................      6,619             206,844
  Unicom Corp...................................     16,714             513,955
  Unilever N.V. (NY Registered Shares)..........     49,479           3,089,345
  Union Camp Corporation........................      5,358             287,658
  Union Carbide Corporation.....................      9,522             408,851
  Union Electric Company........................     10,588           $ 457,931
  Union Pacific Corporation.....................     19,082           1,191,432
  Union Pacific Resources Group Inc.............     19,611             475,567
+ Unisys Corporation............................     13,588             188,533
  United Healthcare Corporation.................     14,556             723,251
  United States Surgical Corporation............      5,851             171,507
  United Technologies Corporation...............     18,007           1,311,135
  Unocal Corp...................................     19,075             740,348
  V.F. Corporation..............................      9,442             433,742
+ Viacom, Inc. (Class B)........................     27,300           1,131,244
  Wachovia Corporation..........................     15,774           1,279,666
  Wal-Mart Stores, Inc..........................    174,175           6,869,027
  Walgreen Co...................................     38,021           1,192,909
  Warner-Lambert Company........................     21,047           2,609,828
  Washington Mutual Savings Bank................     19,889           1,269,167
  Waste Management Inc..........................     35,169             967,147
  Wells Fargo & Company.........................      6,701           2,274,571
  Wendy's International, Inc....................     10,215             245,798
+ Western Atlas Inc.............................      4,212             311,688
  Westvaco Corporation..........................      7,865             247,256
  Weyerhaeuser Company..........................     15,399             755,513
  Whirlpool Corporation.........................      5,797             318,835
  Whitman Corporation...........................      7,848             204,538
  Willamette Industries, Inc....................      8,594             276,619
  Williams Companies, Inc. (The)................     24,704             700,976
  Winn-Dixie Stores, Inc........................     11,538             504,066
+ Woolworth Corporation.........................     10,420             212,307
+ WorldCom, Inc.................................     69,824           2,112,176
  Worthington Industries, Inc...................      7,453             122,043
  Wrigley (Wm.) Jr. Company (Class B)...........      8,961             712,960
  Xerox Corporation.............................     25,188           1,859,189
--------------------------------------------------------------------------------
  Total Common Stocks (Cost - $537,951,365) - 96.9%                 583,872,599
================================================================================
Commercial
Paper*
================================================================================
     Face
    Amount                    Short-Term Obligations
================================================================================
$16,349,000  General Motors Acceptance Corp., 6.75% due
              1/02/1998                                              16,345,935
================================================================================
Total Short-Term Obligations (Cost--$16,345,935)--2.7%               16,345,935
================================================================================
Total Investments (Cost--$554,297,300)--99.6%                       600,218,534
Variation Margin on Financial Futures Contracts**--0.0%                    (806)

Other Assets Less Liabilities--0.4%                                   2,582,773
                                                                   ------------
Net Assets--100.0%                                                 $602,800,501
                                                                   ============
================================================================================
+     Non-income producing security.
++ Portion of securities held as collateral for open financial futures contracts.
* Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
** Financial futures contracts purchased as of December 31, 1997 were as follows:

--------------------------------------------------------------------------------
   Number of                                   Expiration           Value
   Contracts             Issue                    Date         (Notes 1a & 1b)
--------------------------------------------------------------------------------
       78        S&P 500 Stock Index           March 1998       $19,092,450
--------------------------------------------------------------------------------
Total Financial Futures Contracts
Purchased (Total Contract Price-- $18,962,809)                  $19,092,450
                                                                ===========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX SERIES  As of December 31, 1997
=================================================================================================================================
Assets:       Investments, at value (identified cost--$554,297,300) (Note 1a)..........................              $600,218,534
              Cash.....................................................................................                    50,750
              Receivables:
                Contributions..........................................................................  $2,639,531
                Dividends..............................................................................     844,810
                Securities sold........................................................................     174,405     3,658,746
                                                                                                         ----------
              Deferred organization expenses (Note 1e).................................................                    13,247
                                                                                                                     ------------
              Total assets.............................................................................               603,941,277
                                                                                                                     ------------
=================================================================================================================================
Liabilities:  Payables:
                Withdrawals............................................................................     809,352
                Securities purchased...................................................................     148,701
                Variation margin (Note 1b).............................................................         806       958,859
                                                                                                         ----------
              Accrued expenses and other liabilities...................................................                   181,917
                                                                                                                     ------------
              Total liabilities .......................................................................                 1,140,776
                                                                                                                     ------------
=================================================================================================================================
Net Assets:   Net assets...............................................................................              $602,800,501
                                                                                                                     ============
=================================================================================================================================
Net Assets    Partners' capital........................................................................              $556,749,626
Consist of:   Unrealized appreciation on investments--net..............................................                46,050,875
                                                                                                                     ------------
              Net assets...............................................................................              $602,800,501
                                                                                                                     ============
=================================================================================================================================

              See Notes to Financial Statements.


                                     16 & 17

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX SERIES         For the Period April 3, 1997+ to December 31, 1997
=========================================================================================================================
Investment Income    Dividends (net of $32,040 foreign withholding tax).........................              $ 4,811,633
(Notes 1c & 1d):     Interest and discount earned...............................................                1,457,105
                                                                                                              -----------
                     Total income...............................................................                6,268,738
                                                                                                              -----------
=========================================================================================================================
Expenses:            Accounting services (Note 2)...............................................  $  192,752
                     Investment advisory fees (Note 2)..........................................     148,645
                     Custodian fees.............................................................     101,973
                     Professional fees..........................................................      30,104
                     Pricing fees...............................................................       9,450
                     Trustees' fees and expenses................................................       5,797
                     Amortization of organization expenses (Note 1e)............................       2,338
                     Other......................................................................       2,760
                                                                                                  ----------
                     Total expenses before reimbursement........................................     493,819
                     Reimbursement of expenses (Note 2).........................................   (148,645)
                                                                                                  ----------
                     Total expenses after reimbursement.........................................                  345,174
                                                                                                              -----------
                     Investment income--net.....................................................                5,923,564
                                                                                                              -----------
=========================================================================================================================
Realized &           Realized gain from investments--net........................................               20,857,044
Unrealized Gain on   Unrealized appreciation on investments--net................................               46,050,875
Investments--Net                                                                                              -----------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from Operations.......................              $72,831,483
                                                                                                              ===========
=========================================================================================================================

                   + Commencement of operations.
                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                 For the Period
S&P 500                                                                                                     April 3, 1997+ to
INDEX SERIES         Increase (Decrease) in Net Assets:                                                     December 31, 1997
=============================================================================================================================
Operations:          Investment income--net.................................................................  $  5,923,564
                     Realized gain on investments--net......................................................    20,857,044
                     Unrealized appreciation on investments--net............................................    46,050,875
                                                                                                              ------------
                     Net increase in net assets resulting from operations...................................    72,831,483
                                                                                                              ------------
=============================================================================================================================
Net Capital          Increase in net assets derived from net capital contributions..........................   529,969,018
Contributions:                                                                                                ------------
=============================================================================================================================
Net Assets:          Total increase in net assets...........................................................   602,800,501
                     Beginning of period....................................................................            --
                                                                                                              ------------
                     End of period..........................................................................  $602,800,501
                                                                                                              ============
=============================================================================================================================

                   + Commencement of operations.
                     See Notes to Financial Statements.


                                     18 & 19

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                                                    For the Period
S&P 500            The following ratios have been derived from                                                 April 3, 1997+ to
INDEX SERIES       information provided in the financial statements.                                           December 31, 1997
=================================================================================================================================
Ratios to Average  Expenses, net of reimbursement............................................................               .12%*
Net Assets:                                                                                                            ========
                   Expenses..................................................................................               .17%*
                                                                                                                       ========
                   Investment income--net....................................................................              1.99%*
                                                                                                                       ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands)..................................................          $602,801
Data:                                                                                                                  ========
                   Portfolio turnover........................................................................             24.31%
                                                                                                                       ========
                   Average commission rate paid..............................................................          $  .0166
                                                                                                                       ========
=================================================================================================================================

                 * Annualized.
                 + Commencement of operations.
                   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Series pays a monthly fee at an annual rate of 0.05% of the average daily value of the Series' net assets. For the period ended December 31, 1997, MLAM earned fees of $148,645, all of which was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period April 3, 1997 to December 31, 1997 were $605,389,191 and $82,632,635, respectively.

Net realized and unrealized gains as of December 31, 1997 were as follows:

-----------------------------------------------------------------------
                                          Realized           Unrealized
                                           Gains               Gains
-----------------------------------------------------------------------
Long-term investments ...............    $15,194,809        $45,921,234
Financial futures contracts .........      5,662,235            129,641
                                         -----------        -----------
Total ...............................    $20,857,044        $46,050,875
                                         ===========        ===========
-----------------------------------------------------------------------

As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $45,650,104, of which $59,621,968 related to appreciated securities and $13,971,864 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $554,568,430.


                                     20 & 21

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors of
Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch S&P 500 Index Series (one of the series constituting Merrill Lynch Index Trust)as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Series of the Merrill Lynch Index Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 3, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1998

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        Index 4--12/97

[RECYCLE LOGO] Printed on post-consumer recycled paper